Income Tax Expense - Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Current year	$ (27,162)	$ (15,224)	$ (7,847)
Income tax prior years	(12)	398	(1,732)
Current tax (expense) / benefit	(27,174)	(14,826)	(9,579)
Originating and reversal of temporary differences	46,894	6,304	6,476
Deferred tax (expense) / benefit	46,894	6,304	6,476
Total tax (expense) / benefit	$ (19,720)	$ 8,522	$ 3,103